Share-Based Payments (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Share-Based Payments
5. Share-Based Payments

The number of shares and their value per share reflect the impact of First Aviation's 1-for-20 reverse stock split, which was effective October 24, 2011.

The Company has a Stock Incentive Plan (the "Plan") with a total of 60,000 shares of common stock reserved for issuance. The Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, stock grants and stock purchase rights. At December 31, 2011, 59,600 shares (after forfeitures) have been issued under the Plan.

The Company's non-employee directors receive a portion of their annual compensation in the Company's stock. The value of stock issued is equivalent to the compensation expense, and the number of shares issued is based upon the fair value per share at the date issued. The Company's non- employee directors receive compensation in cash for committee meetings and special board meetings, excluding the four regularly scheduled board meetings and the annual shareholders' meeting that are paid for in stock as part of their annual compensation.

Compensation expense related to non-employee directors totaled $75 and $78, and the number of shares issued was 6,538 and 5,057 for the years ended December 31, 2011 and 2010, respectively. A total of 32,560 and 26,022 shares have been issued to directors under the Plan.

The Company has issued restricted stock awards to its President as follows:

	2011		2010
	Number of Shares	Grant Date Fair Value	Number of Shares	Grant Date Fair Value

Outstanding (nonvested) at beginning of year	-	$-	485	$43.20
Granted	3,000	8.60
Vested	(1,500)	8.60	(485)	$43.20
Outstanding (nonvested) at end of year	1,500	$8.60	-	$43.20

Compensation expense related to the restricted stock awards totaled $13 and $21, for the years ended December 31, 2011 and 2010, respectively. The number of shares issued as of December 31, 2011 was 5,006; 1,500 and 485 restricted shares were issued for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011, $13 of unrecognized cost related to nonvested restricted stock awards is expected to be recognized in fiscal 2012.

The Company generally grants stock options to its employees for a fixed number of shares with an exercise price equal to the fair value of the stock on the date of grant. The fair value of the stock options granted was estimated at the date of grant using a Black-Scholes option-pricing model.

The fair value of each option granted was estimated at the date of grant using the following assumptions for the years ended December 31, 2011 and 2010:

	2011	2010

Expected dividend yield	No	0.0%
Average risk-free interest rate	options	1.5%
Expected volatility	issued	33.0%
Expected life of option	in	5 years
Weighted average fair value of options granted during the year	2011	$.06

All of the stock options vest ratably over two to three-year periods, beginning one year after the date of the grant, and expire ten years after issuance. The following table is a summary of activity related to stock options for the years ended December 31, 2011 and 2010:

	2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding at beginning of year	18,083	$33.20	9,083	$37.00
Granted	-	-	9,000	29.60
Exercised	-	-	-	-
Forfeited	(3,333)	35.47	-	-
Outstanding at end of year	14,750	32.77	18,083	33.20
Exercisable at end of year	10,417	34.40	6,916	44.00

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2011 was $0.

The weighted average remaining contractual term of options outstanding and exercisable at December 31, 2011 is 6.7 years.

	2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Nonvested at beginning of the year	11,167	$26.60	5,333	$22.60
Granted	-	-	9,000	29.60
Exercised	(3,834)	29.38	(3,166)	28.60
Forfeited	(3,000)	29.60	-	-
Nonvested at beginning of the year	4,333	28.86	11,167	26.60

Compensation expense related to the stock options totaled $5 and $33 for the years ended December 31, 2011 and 2010, respectively. At December 31, 2011, $13 of unrecognized compensation cost related to nonvested stock options is expected to be recognized over a weighted average period of approximately 1.7 years.